INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 77.6	$ 45.0
Deferred income tax	0.5	(11.6)
Total income tax expense	78.1	33.4
Canadian current income taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	1.6	0.3
Foreign current income taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	76.0	44.7
Foreign deferred income taxes - origination and reversal of temporary differences	$ 0.5	$ (11.6)